Supplemental Guarantor Information - Condensed Consolidating Statements of Cash Flows (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows provided by (used in) operating activities	$ 87,000	$ (53,000)	$ (33,373)	$ (60,162)	$ (64,316)
Cash flows from investing activities
Property, plant and equipment, net	(350,000)	(840,000)	(1,517,162)	(2,962,936)	(1,987,254)
Investments in subsidiaries			0	0	0
Distributions received from affiliates			0	0
Other	(2,000)	(2,000)	(2,058)	2,669	25,045
Net cash used in investing activities	(352,000)	(842,000)	(1,519,220)	(2,960,267)	(1,962,209)
Cash flows from financing activities
Proceeds from issuances of debt	141,000	1,372,000	4,203,550	3,114,800	3,040,000
Repayments of debt	0	(558,000)	(3,543,757)	(301,455)	(1,436,050)
Debt issuance and deferred financing costs	0	(1,000)	(16,210)	(45,743)	(23,496)
Debt extinguishment cost			(11,127)	(9,108)	(29)
Capital contributions	145,000	72,000	710,737	324,517	402,119
Distributions			0	0	0
Net cash provided by financing activities	286,000	885,000	1,343,193	3,083,011	1,982,544
Net increase (decrease) in cash, cash equivalents and restricted cash	21,000	(10,000)	(209,400)	62,582	(43,981)
Cash, cash equivalents and restricted cash—beginning of period	79,741	289,141	289,141	226,559	270,540
Cash, cash equivalents and restricted cash—end of period	101,000	279,000	79,741	289,141	226,559
Eliminations [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows provided by (used in) operating activities			(46,758)	(1,395)	0
Cash flows from investing activities
Property, plant and equipment, net			0	0	0
Investments in subsidiaries			2,711,350	2,532,266	1,720,280
Distributions received from affiliates			(1,634,489)	(67,744)
Other			0	0	0
Net cash used in investing activities			1,076,861	2,464,522	1,720,280
Cash flows from financing activities
Proceeds from issuances of debt			0	0	0
Repayments of debt			0	0	0
Debt issuance and deferred financing costs			0	0	0
Debt extinguishment cost			0	0	0
Capital contributions			(2,711,350)	(2,532,266)	(1,720,437)
Distributions			1,681,247	69,139	157
Net cash provided by financing activities			(1,030,103)	(2,463,127)	(1,720,280)
Net increase (decrease) in cash, cash equivalents and restricted cash			0	0	0
Cash, cash equivalents and restricted cash—beginning of period	0	0	0	0	0
Cash, cash equivalents and restricted cash—end of period			0	0	0
Parent Issuer [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows provided by (used in) operating activities			(237,471)	(6,854)	(52,633)
Cash flows from investing activities
Property, plant and equipment, net			(242,322)	(555,946)	(253,612)
Investments in subsidiaries			(2,711,350)	(2,532,266)	(1,720,280)
Distributions received from affiliates			1,634,489	67,744
Other			0	0	0
Net cash used in investing activities			(1,319,183)	(3,020,468)	(1,973,892)
Cash flows from financing activities
Proceeds from issuances of debt			4,203,550	3,114,800	3,040,000
Repayments of debt			(3,543,757)	(301,455)	(1,436,050)
Debt issuance and deferred financing costs			(16,210)	(45,743)	(23,496)
Debt extinguishment cost			(11,127)	(9,108)	(29)
Capital contributions			710,737	324,517	402,119
Distributions			0	0	0
Net cash provided by financing activities			1,343,193	3,083,011	1,982,544
Net increase (decrease) in cash, cash equivalents and restricted cash			(213,461)	55,689	(43,981)
Cash, cash equivalents and restricted cash—beginning of period	68,787	282,248	282,248	226,559	270,540
Cash, cash equivalents and restricted cash—end of period			68,787	282,248	226,559
Guarantors [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Cash flows provided by (used in) operating activities			250,856	(51,913)	(11,683)
Cash flows from investing activities
Property, plant and equipment, net			(1,274,840)	(2,406,990)	(1,733,642)
Investments in subsidiaries			0	0	0
Distributions received from affiliates			0	0
Other			(2,058)	2,669	25,045
Net cash used in investing activities			(1,276,898)	(2,404,321)	(1,708,597)
Cash flows from financing activities
Proceeds from issuances of debt			0	0	0
Repayments of debt			0	0	0
Debt issuance and deferred financing costs			0	0	0
Debt extinguishment cost			0	0	0
Capital contributions			2,711,350	2,532,266	1,720,437
Distributions			(1,681,247)	(69,139)	(157)
Net cash provided by financing activities			1,030,103	2,463,127	1,720,280
Net increase (decrease) in cash, cash equivalents and restricted cash			4,061	6,893	0
Cash, cash equivalents and restricted cash—beginning of period	$ 10,954	$ 6,893	6,893	0	0
Cash, cash equivalents and restricted cash—end of period			$ 10,954	$ 6,893	$ 0